Acquisitions, Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 55,274	[1],[2]	$ 18,326	[1]	$ 17,756	$ 0
Receivables
Trade	297	[2]	3,369
Affiliate	13,676	[2]	12,117
Prepayments and other current assets	1,187	[2]	778
Total Current Assets	70,434	[2]	34,590
NET PROPERTY, PLANT AND EQUIPMENT	259,893	[2]	196,147
DEFERRED FINANCE COSTS	9,027	[2]	1,432
OTHER NONCURRENT ASSETS	440	[2]	1,640
Total Assets	339,794	[2]	233,809
Accounts payable
Trade	14,426	[2]	6,743
Affiliate	5,532	[2]	2,861
Deferred revenue - affiliate	2,034	[2]	1,775
Accrued liabilities	2,936	[2]	3,093
Total Current Liabilities	24,928	[2]	14,472
OTHER NONCURRENT LIABILITIES	46	[2]	2,665
DEBT	350,000	[2]	50,000
EQUITY
Equity of Predecessors	43,301	[2]	57,702
Common unitholders	63,888	[2]	250,430
Subordinated unitholders	(140,707)	[2]	(143,048)
General partner	(1,662)	[2]	1,588
Total Equity (Deficit)	(35,180)	[2]	166,672
Total Liabilities and Equity (Deficit)	339,794	[2]	233,809
Tesoro Logistics LP
CURRENT ASSETS
Cash and cash equivalents	55,274		18,326
Receivables
Trade	297		542
Affiliate	13,676		11,312
Prepayments and other current assets	1,187		637
Total Current Assets	70,434		30,817
NET PROPERTY, PLANT AND EQUIPMENT	211,389		136,264
DEFERRED FINANCE COSTS	9,027		1,432
OTHER NONCURRENT ASSETS	440		1,640
Total Assets	291,290		170,153
Accounts payable
Trade	9,278		5,727
Affiliate	5,532		2,759
Deferred revenue - affiliate	2,034		1,775
Accrued liabilities	2,881		878
Total Current Liabilities	19,725		11,139
OTHER NONCURRENT LIABILITIES	46		44
DEBT	350,000		50,000
EQUITY
Equity of Predecessors	0		0
Common unitholders	63,888		250,430
Subordinated unitholders	(140,707)		(143,048)
General partner	(1,662)		1,588
Total Equity (Deficit)	(78,481)		108,970
Total Liabilities and Equity (Deficit)	291,290		170,153
Martinez Crude Oil Marine Terminal (Predecessor)
CURRENT ASSETS
Cash and cash equivalents			0
Receivables
Trade			0
Affiliate			0
Prepayments and other current assets			0
Total Current Assets			0
NET PROPERTY, PLANT AND EQUIPMENT			37,825
DEFERRED FINANCE COSTS			0
OTHER NONCURRENT ASSETS			0
Total Assets			37,825
Accounts payable
Trade			753
Affiliate			56
Deferred revenue - affiliate			0
Accrued liabilities			1,366
Total Current Liabilities			2,175
OTHER NONCURRENT LIABILITIES			2,621
DEBT			0
EQUITY
Equity of Predecessors			33,029
Common unitholders			0
Subordinated unitholders			0
General partner			0
Total Equity (Deficit)			33,029
Total Liabilities and Equity (Deficit)			37,825
Long Beach Assets (Predecessor)
CURRENT ASSETS
Cash and cash equivalents			0
Receivables
Trade			2,827
Affiliate			805
Prepayments and other current assets			141
Total Current Assets			3,773
NET PROPERTY, PLANT AND EQUIPMENT			22,058
DEFERRED FINANCE COSTS			0
OTHER NONCURRENT ASSETS			0
Total Assets			25,831
Accounts payable
Trade			263
Affiliate			46
Deferred revenue - affiliate			0
Accrued liabilities			849
Total Current Liabilities			1,158
OTHER NONCURRENT LIABILITIES			0
DEBT			0
EQUITY
Equity of Predecessors			24,673
Common unitholders			0
Subordinated unitholders			0
General partner			0
Total Equity (Deficit)			24,673
Total Liabilities and Equity (Deficit)			25,831
Anacortes Rail Facility (Predecessor)
CURRENT ASSETS
Cash and cash equivalents	0
Receivables
Trade	0
Affiliate	0
Prepayments and other current assets	0
Total Current Assets	0
NET PROPERTY, PLANT AND EQUIPMENT	48,504
DEFERRED FINANCE COSTS	0
OTHER NONCURRENT ASSETS	0
Total Assets	48,504
Accounts payable
Trade	5,148
Affiliate	0
Deferred revenue - affiliate	0
Accrued liabilities	55
Total Current Liabilities	5,203
OTHER NONCURRENT LIABILITIES	0
DEBT	0
EQUITY
Equity of Predecessors	43,301
Common unitholders	0
Subordinated unitholders	0
General partner	0
Total Equity (Deficit)	43,301
Total Liabilities and Equity (Deficit)	$ 48,504

[1]	Adjusted to include the historical results of the Anacortes rail unloading facility. See Notes A and B for further discussion.
[2]	Includes the historical balances of the Anacortes rail unloading facility. See Notes A and B for further discussion.